Regulatory Capital Matters (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2016
Capital conservation buffer			0.625%
Capital Conservative Buffer Phase Period		4 years
Capital Conservation Buffer Tier 1 Capital		1.88%
Opening balance in liquidation account		$ 14,300
Subsequent Event [Member]
Future percent of common equity to risk-weighted assets	2.50%
Common Equity Tier 1 capital to risk-weighted assets, ratio	4.50%
Capital conservation buffer	2.50%
Common Equity Tier 1 capital to risk weighted assets, upon full implementation, ratio	7.00%
Tier 1 Capital To Risk Weighted Assets Ratio	6.00%
Tier 1 Capital To Risk Weighted Assets Upon Full Implementation Ratio	8.50%
Total Capital To Risk Weighted Assets Ratio	8.00%
Total Capital To Risk Weighted Assets Upon Full Implementation Ratio	10.50%
Minimum Leverage Ratio Based On Required Basel 3 Rules	4.00%